Pension And Other Employee Benefit Plans (Schedule Of Weighted-Average Asset Allocations) (Details)	Dec. 31, 2011	Dec. 31, 2010
Pension And Other Employee Benefit Plans [Abstract]
Equities	47.10%	60.20%
Bonds	18.50%	20.70%
Property	0.70%	0.90%
Cash	13.30%	0.00%
Absolute return fund	20.40%	18.20%
Total	100.00%	100.00%